Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—5.0%
1,062,040	[1]	DoubleVerify Holdings, Inc.	$ 11,491,273
318,425	[1]	Live Nation Entertainment, Inc.	46,314,916
395,581	[1]	Reddit, Inc.	71,311,387
466,134	[1]	ROBLOX Corp.	30,652,972
128,383	[1]	Roku, Inc.	12,222,062
3,354,735	[1]	Trade Desk, Inc./The	101,749,112
1,185,453	[1]	TripAdvisor, Inc.	15,754,670
		TOTAL	289,496,392
		Consumer Discretionary—21.7%
758	[1]	AutoZone, Inc.	2,807,852
1,568,657	[1]	Carnival Corp.	47,091,083
187,792	[1]	Carvana Co.	75,325,249
630,541	[1]	Chewy, Inc.	18,355,049
2,441,124	[1]	Coupang, Inc.	49,213,060
1,687,801	[1]	Deckers Outdoor Corp.	201,422,171
64,056		Domino’s Pizza, Inc.	26,284,099
82,312		eBay, Inc.	7,508,501
328,305	[1]	Expedia Group, Inc.	86,948,296
383,021	[1]	Five Below, Inc.	73,402,144
312,984		Hilton Worldwide Holdings, Inc.	93,428,854
165,917		Las Vegas Sands Corp.	8,748,803
409,261	[1]	Lululemon Athletica, Inc.	71,416,045
122,053	[1]	Planet Fitness, Inc.	11,111,705
309,851		Royal Caribbean Cruises Ltd.	100,593,127
80,006		Tapestry, Inc.	10,153,561
195,408		Texas Roadhouse, Inc.	35,146,083
509,932		Tractor Supply Co.	25,945,340
76,463	[1]	Ulta Beauty, Inc.	49,499,088
2,398,709	[1]	Viking Holdings Ltd.	173,066,854
416,171	[1]	Wayfair, Inc.	43,069,537
360,804		Yum! Brands, Inc.	56,105,022
		TOTAL	1,266,641,523
		Consumer Staples—0.4%
396,894		Albertsons Cos., Inc.	6,608,285
461,119	[1]	Maplebear, Inc.	17,135,182
		TOTAL	23,743,467
		Energy—2.3%
309,814		Cheniere Energy, Inc.	65,531,857
116,607		Phillips 66	16,740,101
32,491		Targa Resources, Inc.	6,530,041
502,347		Weatherford International PLC	47,260,806
		TOTAL	136,062,805
		Financials—10.5%
346,451		Allstate Corp.	68,940,285
435,665		Ameriprise Financial, Inc.	229,678,231
167,559	[1]	Arch Capital Group Ltd.	16,092,366
1,316,323		Bank of New York Mellon Corp.	157,853,454

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,089,656		Equitable Holdings, Inc.	$ 50,560,039
24,077		MSCI, Inc., Class A	14,668,190
339,371	[1]	StoneCo Ltd.	5,477,448
1,264,139	[1]	Toast, Inc.	39,327,364
45,418	[1]	WEX, Inc.	6,989,830
1,047,538		XP, Inc.	20,437,467
		TOTAL	610,024,674
		Health Care—15.5%
100,578	[1]	Align Technology, Inc.	16,397,231
368,404	[1]	Alnylam Pharmaceuticals, Inc.	124,542,656
311,459		Cardinal Health, Inc.	66,926,310
317,219		Cencora, Inc.	113,951,409
423,147	[1]	Dexcom, Inc.	30,906,657
857,329	[1]	Doximity, Inc.	32,124,118
541,067	[1]	Exelixis, Inc.	22,378,531
843,380	[1]	Halozyme Therapeutics, Inc.	60,478,780
115,168	[1]	IDEXX Laboratories, Inc.	77,215,537
113,210	[1]	Illumina, Inc.	16,393,940
356,296	[1]	Insmed, Inc.	55,892,153
259,830	[1]	Insulet Corp.	66,467,112
415,261	[1]	Natera, Inc.	95,983,428
808,246	[1]	Sarepta Therapeutics, Inc.	16,439,724
518,127	[1]	Veeva Systems, Inc.	105,656,458
		TOTAL	901,754,044
		Industrials—21.3%
341,264		Allison Transmission Holdings, Inc.	37,095,397
1,812,957	[1]	American Airlines Group, Inc.	24,112,328
25,704	[1]	Axon Enterprise, Inc.	12,429,940
91,973		Booz Allen Hamilton Holding Corp.	8,132,253
48,937		Broadridge Financial Solutions, Inc.	9,645,972
312,843		BWX Technologies, Inc.	64,267,337
42,902		Comfort Systems USA, Inc.	48,998,374
111,448		Emcor Group, Inc.	80,323,917
122,192	[1]	Exlservice Holding, Inc.	4,783,817
499,310		Fastenal Co.	21,650,082
15,078		Ferguson Enterprises, Inc.	3,806,592
211,685	[1]	Generac Holdings, Inc.	35,571,547
159,585		HEICO Corp.	52,808,272
977,931		Howmet Aerospace, Inc.	203,487,882
14,631		Hubbell, Inc.	7,139,050
549,855	[1]	Karman Holdings, Inc.	57,074,949
21,924		Lennox International, Inc.	10,854,134
616,279	[1]	Lyft, Inc.	10,396,627
49,969		Old Dominion Freight Lines, Inc.	8,654,631
201,709		Paycom Software, Inc.	27,180,288
129,843		Quanta Services, Inc.	61,627,383
538,518	[1]	Rocket Lab Corp.	43,119,136
82,564		Rockwell Automation, Inc.	34,813,111
1,037,816		Rollins, Inc.	65,735,265
1,071,627		Southwest Airlines Co.	50,923,715
239,602	[1]	StandardAero, Inc.	7,401,306
22,127		Trane Technologies PLC	9,306,174

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
19,564	[1]	TransDigm, Inc.	$ 27,928,393
632,314		Veralto Corp.	62,586,440
739,928		Vertiv Holdings Co.	137,759,795
9,866		W.W. Grainger, Inc.	10,654,688
		TOTAL	1,240,268,795
		Information Technology—16.5%
182,543	[1]	Bill.Com Holdings, Inc.	7,880,381
428,240	[1]	CloudFlare, Inc.	75,948,364
578,727		Cognex Corp.	22,419,884
379,283	[1]	Datadog, Inc.	49,048,878
998,330	[1]	DocuSign, Inc.	52,452,258
1,243,481	[1]	Dynatrace Holdings LLC	47,364,191
172,759	[1]	Elastic N.V.	11,390,001
529,980	[1]	Enphase Energy, Inc.	19,598,660
77,877	[1]	EPAM Systems, Inc.	16,245,142
499,248	[1]	Five9, Inc.	8,816,720
316,306	[1]	Gartner, Inc., Class A	66,300,901
364,729	[1]	Globant S.A.	24,393,076
281,024	[1]	GoDaddy, Inc.	28,248,532
159,810	[1]	Guidewire Software, Inc.	22,494,856
184,343	[1]	HubSpot, Inc.	51,616,040
46,737		Jabil, Inc.	11,085,549
436,405	[1]	Kyndryl Holdings, Inc.	10,037,315
97,977	[1]	Lumentum Holdings, Inc.	38,391,308
231,738	[1]	Manhattan Associates, Inc.	34,994,755
144,949	[1]	MongoDB, Inc.	53,823,912
220,040		NetApp, Inc.	21,200,854
325,245	[1]	Okta, Inc.	27,476,698
30,928	[1]	Procore Technologies, Inc.	1,747,123
627,376	[1]	Pure Storage, Inc.	43,627,727
246,354	[1]	Rubrik, Inc.	13,783,506
251,364		Teradyne, Inc.	60,591,292
3,805,739	[1]	UiPath, Inc.	47,914,254
450,376	[1]	Zscaler, Inc.	90,079,704
		TOTAL	958,971,881
		Materials—0.3%
457,113		Celanese Corp.	20,314,102
		Real Estate—1.2%
336,141	[1]	CBRE Group, Inc.	57,254,897
128,148		Iron Mountain, Inc.	11,806,275
		TOTAL	69,061,172
		Utilities—2.9%
532,418		NRG Energy, Inc.	81,262,959
547,806		Vistra Corp.	86,745,080
		TOTAL	168,008,039
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,147,474,252)	5,684,346,894

Shares		Value
	INVESTMENT COMPANY—2.2%
126,755,083	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[2] (IDENTIFIED COST $126,755,083)	126,755,083
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $5,274,229,335)	5,811,101,977
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	8,839,952
	NET ASSETS—100%	$5,819,941,929
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$129,392,419
Purchases at Cost	$450,179,475
Proceeds from Sales	$(452,816,811)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$126,755,083
Shares Held as of 1/31/2026	126,755,083
Dividend Income	$1,257,982

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.